787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 31, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock ETF Trust II

Securities Act File No. 333-236575

Investment Company Act File No. 811-23511

Post-Effective Amendment No. 21

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add two new series to the Trust, BlackRock Large Cap Moderate Buffer ETF and BlackRock Large Cap Deep Buffer ETF (each, a “Fund”).

On or around June 14, 2023, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring each Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-3840.

Very truly yours,

/s/ Esther Lee

Esther Lee

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

Securities and Exchange Commission

March 31, 2023

Enclosures

cc:	Diana Huffman, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP